Cover	Jan. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2024
Entity File Number	000-56442
Entity Registrant Name	GPB Holdings II, LP
Entity Central Index Key	0001640265
Entity Tax Identification Number	47-3870808
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Highline Management, Inc.
Entity Address, Address Line Two	33 East 33rd Street, Suite 807
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	877
Local Phone Number	489-8484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false